TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
TAXES RECOVERABLE
VAT Recoverable	$ 1,478	$ 1,731
GST Recoverable	22	22
Income Taxes Recoverable	17	17
Total Taxes Recoverable	$ 1,517	$ 1,770